SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
Notes and other explanatory information [abstract]
Accounts receivable	$ 8,127	¥ 1,321,453	¥ 1,069,021
Less: allowance for expected credit losses	(1,257)	(204,363)	(54,508)
Accounts receivable, net	$ 6,870	¥ 1,117,090	¥ 1,014,513